Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Total operating profit from continuing operations		£ 4,934	£ 4,475	£ 4,879
Adjustments for:
Gain on sale of investments		(188)	0	(846)
Other fair value movements		66	(16)	21
Depreciation, amortisation and impairment		2,479	2,061	1,984
Share-based payments		37	37	48
Changes in working capital		40	(147)	547
Changes in provisions		(287)	840	(155)
Changes in pensions and other post-retirement benefit obligations		(90)	31	(46)
Cash generated from operations – continuing operations		6,991	7,281	6,432
Tax paid		(183)	(342)	(89)
Net cash inflow from operating activities – continuing operations		6,808	6,939	6,343
Net cash inflow from operating activities – discontinued operations		0	0	555
Cash flows from investing activities
Purchases of intangible assets		(526)	(549)	(567)
Purchases of property, plant and equipment		(8,780)	(6,904)	(6,325)
Disposals of property, plant and equipment		26	52	87
Investments in joint ventures and associates		(396)	(332)	(443)
Dividends received from joint ventures, associates and other investments		126	176	190
Disposal of financial and other investments		85	102	116
Acquisition of financial investments		(122)	(81)	(95)
Net movements in short-term financial investments		(2,606)	(1,141)	586
Interest received		332	148	65
Cash inflows on derivatives		11	123	0
Cash outflows on derivatives		(6)	0	(362)
Insurance claim from loss of property, plant and equipment		0	143	79
Net cash flow (used in)/from investing activities – continuing operations		(10,593)	(7,601)	804
Net cash flow from/(used in) investing activities – discontinued operations		22	102	(564)
Cash flows from financing activities
Proceeds of Rights Issue		7,001	0	0
Transaction fees related to Rights Issue		(162)	0	0
Proceeds from issue of treasury shares		18	20	16
Transactions in own shares		(7)	(4)	1
Proceeds received from loans		3,237	5,563	11,908
Repayment of loans		(2,861)	(1,701)	(15,260)
Payments of lease liabilities		(130)	(118)	(155)
Net movements in short-term borrowings		925	544	(511)
Cash inflows on derivatives		62	86	190
Cash outflows on derivatives		(106)	(58)	(118)
Interest paid		(1,920)	(1,627)	(1,430)
Dividends paid to shareholders		(1,529)	(1,718)	(1,607)
Net cash flow from/(used in) financing activities – continuing operations		4,528	987	(6,966)
Net cash flow used in financing activities – discontinued operations		0	0	(207)
Supplemental Cash Flow Information [Abstract]
Net increase/(decrease) in cash and cash equivalents		765	427	(35)
Reclassification to held for sale		(123)	(30)	9
Exchange movements		(23)	(1)	7
Cash and cash equivalents at start of year		559	163	182
Cash and cash equivalents at end of year		1,178	559	163
Millennium Pipeline Company, LLC
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC		0	0	497
UK Electricity System Operator
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	577	0	0
UK Gas Transmission business
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	686	681	4,027
The Narragansett Electric Company
Cash flows from investing activities
Disposal of interests in the UK Electricity System Operator, UK Gas Transmission business, The Narragansett Electric Company and Millennium Pipeline Company LLC	[1]	0	0	2,968
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Contributions to National Grid Renewables and Emerald Energy Venture LLC		£ 0	£ (19)	£ (19)

[1]	Balances consist of cash proceeds received, net of cash disposed.